AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05001247

American Stock Exchange
86 Trinity Place
New York, NY 10006

Cert Amx

1-32272

RECD S.E.C.
FEB 10 2005
081

February 10, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on January 24, 2005, the American Stock Exchange, Inc. (the "Exchange") received from LMS Medical Systems Inc. (the "Registrant") a copy of the Registrant's application on Form 20-FR12B/A for the registration of the following securities:

Common Shares without par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
FEB 11 2005
THOMSON
FINANCIAL